Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$463	$353
Bank deposits	10,575	9,433
	11,038	9,786
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$6,144	$20,110
Negotiable certificates of deposit	7,600	1,700
Time deposits	2,863	2,451
Repurchase agreements collateralized by bonds	—	3
	16,607	24,264
	$27,645	$34,050

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit, time deposits and repurchase agreements collateralized by bonds as of balance sheet dates were as follows:

	December 31
	2018	2019
Bank deposits	0.00%-0.50%	0.00%-0.74%
Commercial paper	0.47%-0.57%	0.47%-0.54%
Negotiable certificate of deposit	0.55%-0.60%	0.58%-0.60%
Time deposits	0.09%-4.40%	0.09%-4.40%
Repurchase agreements collateralized by bonds	-	1.90%